Equity - Schedule of changes in stock options outstanding (Details)	12 Months Ended
	Mar. 31, 2023 Share $ / shares	Mar. 31, 2022 Share $ / shares
Disclosure of equity and share based arrangement [Abstract]
Number of stock options, beginning balance | Share	2,846,515	2,830,839
Number of stock options granted | Share	415,200	415,000
Number of stock options cancelled/expired | Share	(133,300)	(12,500)
Number of stock options forfeited | Share	(55,000)
Number of stock options exercised | Share		(386,824)
Number of stock options, ending balance | Share	3,073,415	2,846,515
Weighted average exercise price, beginning balance | $ / shares	$ 6.31	$ 4.33
Weighted average exercise price, granted | $ / shares	5.66	20.05
Weighted average exercise price, cancelled/expired | $ / shares	1.5	1.45
Weighted average exercise price, forfeited | $ / shares	18.97
Weighted average exercise price, exercised | $ / shares		6.74
Weighted average exercise price, ending balance | $ / shares	$ 6.2	$ 6.31